OTHER INCOME	12 Months Ended
Dec. 31, 2021
OTHER INCOME	26. OTHER INCOME The Company had previously written off an investment in a UK-based company. On April 27, 2020, this company was sold and the Company received $1,179,513 (US$854,838).